Stock Options - Summary of Company's stock Options Activity (Details)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding at the beginning of the period	804,000
Exercised	(13,500)
Forfeited / Expired	(5,000)
Outstanding at the end of the period	785,500
Vested and expected to vest at the end of the period	785,500
Exercisable at the end of the period	785,500
Outstanding at the beginning of the period | $ / shares	$ 4.98
Exercised | $ / shares	4.98
Outstanding at the end of the period | $ / shares	4.98
Vested and expected to vest at the end of the period | $ / shares	4.98
Exercisable at the end of the period | $ / shares	$ 4.98
Outstanding at the beginning of the period | $	$ 1,575,840
Outstanding at the end of the period | $	1,170,395
Vested and expected to vest at the end of the period | $	1,170,395
Exercisable at the end of the period | $	$ 1,170,395